United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Ticker	FIBPX

Federated International Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2016, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Japan	12.4%	12.4%
United Kingdom	8.0%	8.0%
Mexico	6.3%	0.1%
China	5.6%	0.0%[5]
Brazil	5.4%	0.0%[5]
Italy	5.4%	—
Spain	4.7%	—
Argentina	4.3%	0.4%
France	4.3%	—
Russia	3.5%	0.0%[5]
Turkey	2.1%	0.2%
South Korea	2.0%	0.1%
Indonesia	1.9%	0.2%
Germany	1.7%	—
United Arab Emirates	1.7%	—
Colombia	1.5%	0.2%
Georgia	1.4%	—
India	1.4%	—
Chile	1.3%	0.2%
Netherlands	1.3%	—
Qatar	1.1%	—
Venezuela	1.1%	—
Canada	0.9%	0.9%
Peru	0.9%	—
Australia	0.8%	0.8%
Philippines	0.8%	—
Israel	0.7%	—
Kazakhstan	0.7%	—
Lebanon	0.7%	—
United States	0.7%	52.3%
Malaysia	0.6%	—
Poland	0.6%	—
South Africa	0.6%	0.2%
Sri Lanka	0.6%	—
Ukraine	0.6%	—
Dominican Republic	0.5%	—
Hungary	0.5%	—
Morocco	0.5%	—
Uruguay	0.5%	—
Belgium	0.4%	—
Denmark	0.4%	0.4%
Jamaica	0.4%	—
Panama	0.4%	—
Supranational	0.4%	—
Angola	0.3%	—
Azerbaijan	0.3%	—
Bulgaria	0.3%	—
Croatia	0.3%	—
Ghana	0.3%	—
Semi-Annual Shareholder Report

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Hong Kong	0.3%	—
Pakistan	0.3%	—
Romania	0.3%	—
Sweden	0.3%	0.3%
Thailand	0.3%	—
Zambia	0.3%	—
Bahrain	0.2%	—
Cameroon	0.2%	—
Costa Rica	0.2%	—
Ecuador	0.2%	—
Ivory Coast	0.2%	—
Saudi Arabia	0.2%	—
Armenia	0.1%	—
Egypt	0.1%	—
El Salvador	0.1%	—
Guatemala	0.1%	—
Nigeria	0.1%	—
Paraguay	0.1%	—
Serbia	0.1%	—
Tunisia	0.1%	—
Vietnam	0.1%	—
Other[6]	0.5%	—
Euro	—	20.8%
SUB-TOTAL	97.5%	97.5%
Cash Equivalents[7]	1.3%	1.3%
Derivative Contracts[8]	0.2%	0.2%
Other Assets and Liabilities—Net[9]	1.0%	1.0%
TOTAL	100.0%	100.0%
1	The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5	Represents less than 0.1%.
6	For purposes of this table, issuer country exposure which constitutes less than 0.1%.of the Fund's total net assets have been aggregated under the designation of “Other.”
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
8	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—44.5%
		AUSTRALIAN DOLLAR—0.8%
		Sovereign—0.8%
120,000		Australia, Government of, 5.75%, 7/15/2022	$105,471
		BRITISH POUND—8.7%
		Sovereign—8.7%
100,000		United Kingdom, Government of, 2.75%, 9/7/2024	160,803
369,500		United Kingdom, Government of, 4.75%, 3/7/2020	616,324
160,000		United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	305,035
		TOTAL	1,082,162
		CANADIAN DOLLAR—0.9%
		Sovereign—0.9%
145,000		Canada, Government of, 1.50%, 6/1/2023	114,089
		DANISH KRONE—0.4%
		Sovereign—0.4%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	45,435
		EURO—21.1%
		Consumer Products—2.0%
200,000		Philip Morris International, Inc., Sr. Unsecd. Note, Series EMTN, 2.875%, 3/3/2026	255,015
		Sovereign—17.0%
40,000		Belgium, Government of, 2.25%, 6/22/2023	51,524
245,000		France, Government of, 0.50%, 5/25/2025	276,480
170,000		Germany, Government of, Bonds, 1.75%, 2/15/2024	216,654
130,000		Germany, Government of, Unsecd. Note, 1.00%, 8/15/2024	156,938
200,000		Italy, Government of, 2.50%, 5/1/2019	238,362
34,000		Italy, Government of, 3.75%, 5/1/2021	43,941
283,000		Italy, Government of, 4.50%, 5/1/2023	392,030
140,000	[1,2]	Netherlands, Government of, Unsecd. Note, 0.25%, 7/15/2025	155,922
240,000		Spain, Government of, Sr. Unsecd. Note, 1.40%, 1/31/2020	278,846
50,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	55,810
105,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	130,729
97,000	[1,2]	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	123,630
		TOTAL	2,120,866
		Telecommunications & Cellular—2.1%
225,000	[3]	Orange SA, Jr. Sec., VRDN, 5.25%, 2/7/2017	263,025
		TOTAL EURO	2,638,906
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		JAPANESE YEN—12.3%
		Sovereign—12.3%
30,400,000		Japan, Government of, 1.30%, 3/20/2021	$294,828
32,000,000		Japan, Government of, 2.20%, 3/20/2026	355,221
36,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	407,195
42,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	487,277
		TOTAL	1,544,521
		SWEDISH KRONA—0.3%
		Sovereign—0.3%
290,000		Sweden, Government of, 1.00%, 11/12/2026	35,511
		TOTAL BONDS (IDENTIFIED COST $5,437,586)	5,566,095
		PURCHASED PUT OPTION—0.0%
336,168		BNP Paribas GBP Put/USD Call, Strike Price 1.4616, Expiration date 6/2/2016 (IDENTIFIED COST $3,908 )	3,202
		INVESTMENT COMPANY—55.0%
191,221	[4]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $6,945,262)	6,870,133
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $12,386,756)[5]	12,439,430
		OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	66,997
		TOTAL NET ASSETS—100%	$12,506,427
At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/6/2016	Citibank	97,000 GBP	$140,517	$(19)
6/6/2016	JPMorgan	135,000 GBP	$196,731	$(1,194)
6/6/2016	Morgan Stanley	76,000 GBP	$109,751	$329
6/15/2016	JPMorgan	$340,000	37,165,226 JPY	$4,179
8/3/2016	JPMorgan	500,000 EUR	$565,292	$(7,729)
8/3/2016	JPMorgan	125,000 NZD	$84,322	$(23)
8/3/2016	JPMorgan	125,000 NZD	$84,322	$(23)
8/3/2016	JPMorgan	250,000 NZD	$168,293	$304
8/3/2016	Morgan Stanley	$300,000	2,393,400 SEK	$12,318
8/3/2016	Morgan Stanley	$550,000	4,573,030 SEK	$331
9/12/2016	JPMorgan	$250,000	27,158,367 JPY	$3,862
9/19/2016	Citibank	179,167 GBP	$262,563	$(2,846)
9/20/2016	JPMorgan	$500,000	54,658,470 JPY	$4,462
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
6/6/2016	JPMorgan	135,000 GBP	$196,975	$1,438
6/6/2016	Morgan Stanley	76,000 GBP	$110,037	$(43)
6/15/2016	JPMorgan	$340,000	37,441,024 JPY	$(1,687)
8/3/2016	BNP Paribas	165,000 SGD	986,337 NOK	$(1,803)
8/3/2016	BNY Mellon	250,000 NZD	$172,454	$3,857
8/3/2016	JPMorgan	500,000 EUR	4,655,039 SEK	$1,963
8/3/2016	JPMorgan	125,000 NZD	$84,887	$588
8/3/2016	JPMorgan	125,000 NZD	$85,129	$830
8/3/2016	Morgan Stanley	$150,000	1,203,600 SEK	$(5,330)
8/3/2016	Morgan Stanley	$150,000	1,204,950 SEK	$(5,167)
9/12/2016	JPMorgan	$500,000	56,621,225 JPY	$13,161
9/12/2016	JPMorgan	$400,000	43,436,208 JPY	$(6,335)
9/19/2016	Citibank	430,000 GBP	$631,942	$8,621
9/19/2016	JPMorgan	260,000 GBP	$382,787	$5,895
9/19/2016	JPMorgan	100,375 GBP	$145,310	$(192)
9/20/2016	JPMorgan	100,000 GBP	15,705,142 JPY	$(2,576)
9/20/2016	JPMorgan	$500,000	54,818,655 JPY	$(3,010)
9/20/2016	JPMorgan	$170,000	18,459,042 JPY	$(2,649)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$21,512
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $466,091, which represented 3.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2016, these liquid restricted securities amounted to $466,091, which represented 3.7% of total net assets.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	Affiliated holding.
5	The cost of investments for federal tax purposes amounts to $11,502,997.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$5,566,095	$—	$5,566,095
Purchased Put Option	—	3,202	—	3,202
Investment Company[1]	—	—	—	6,870,133
TOTAL SECURITIES	$—	$5,569,297	$—	$12,439,430
Other Financial Instruments:[2]
Assets	$—	$62,138	$—	$62,138
Liabilities	—	(40,626)	—	(40,626)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$21,512	$—	$21,512
1	As permitted by the U.S generally accepted accounting principles (GAAP), Investment Companies valued at $6,870,133 are measured at fair value using the net assets value (NAV) per share practical expedient and have not been recognized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of the shareholder redemption request.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
VRDN	—Variable Rate Demand Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.77	$15.00	$14.96	$16.51	$15.67	$15.00
Income From Investment Operations:
Net investment income[1]	0.26	0.49	0.65	0.59	0.63	0.67
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.65	(1.13)	(0.03)	(1.37)	1.14	0.57
TOTAL FROM INVESTMENT OPERATIONS	0.91	(0.64)	0.62	(0.78)	1.77	1.24
Less Distributions:
Distributions from net investment income	—	(0.54)	(0.58)	(0.62)	(0.85)	(0.48)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.05)	—	(0.15)	(0.08)	(0.09)
TOTAL DISTRIBUTIONS	—	(0.59)	(0.58)	(0.77)	(0.93)	(0.57)
Net Asset Value, End of Period	$14.68	$13.77	$15.00	$14.96	$16.51	$15.67
Total Return[2]	6.61%	(4.31)%	4.31%	(5.00)%	11.95%	8.56%
Ratios to Average Net Assets:
Net expenses[3]	0.04%[4]	0.03%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.65%[4]	3.49%	4.32%	3.93%	4.04%	4.38%
Expense waiver/reimbursement[5]	1.84%[4]	2.01%	2.24%	3.21%	6.55%	8.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,506	$11,488	$13,500	$6,936	$6,570	$4,314
Portfolio turnover	11%	85%	46%	19%	20%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $6,870,133 of investment in an affiliated holding (Note 5) (identified cost $12,386,756)		$12,439,430
Cash		30,137
Cash denominated in foreign currencies (identified cost $29,117)		28,813
Unrealized appreciation on foreign exchange contracts		62,138
Income receivable		37,202
Receivable for shares sold		3,049
Prepaid expenses		1,485
TOTAL ASSETS		12,602,254
Liabilities:
Unrealized depreciation on foreign exchange contracts	$40,626
Payable for portfolio accounting fees	40,918
Payable for auditing fees	13,624
Payable to Adviser (Note 5)	659
TOTAL LIABILITIES		95,827
Net assets for 852,222 shares outstanding		$12,506,427
Net Assets Consists of:
Paid-in capital		$12,688,747
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		73,939
Accumulated net realized loss on investments and foreign currency transactions		(475,017)
Undistributed net investment income		218,758
TOTAL NET ASSETS		$12,506,427
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$12,506,427 ÷ 852,222 shares outstanding, no par value, unlimited shares authorized		$14.68
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Investment income allocated from affiliated partnership (Note 5)			$194,672
Interest			26,305
TOTAL INCOME			220,977
Expenses:
Administrative fee (Note 5)		4,693
Custodian fees		4,483
Transfer agent fees		1,517
Directors'/Trustees' fees (Note 5)		698
Auditing fees		14,675
Legal fees		3,115
Portfolio accounting fees		60,219
Share registration costs		10,692
Printing and postage		7,914
Miscellaneous (Note 5)		2,461
EXPENSES BEFORE ALLOCATION		110,467
Expenses allocated from affiliated partnership (Note 2)		2,219
TOTAL EXPENSES		112,686
Waiver/Reimbursement of other operating expenses (Notes 2 and 5)	(110,467)
Net expenses			2,219
Net investment income			218,758
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			68,458
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership			(140,299)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			614,745
Net realized and unrealized gain on investments and foreign currency transactions			542,904
Change in net assets resulting from operations			$761,662
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$218,758	$383,245
Net realized gain (loss) on investments including allocation from affiliated partnership and foreign currency transactions	(71,841)	(776,386)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	614,745	(160,377)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	761,662	(553,518)
Distributions to Shareholders:
Distributions from net investment income	—	(488,334)
Distributions from net realized gain on investments	—	(48,445)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(536,779)
Share Transactions:
Proceeds from sale of shares	1,125,282	3,408,686
Net asset value of shares issued to shareholders in payment of distributions declared	—	4,459
Cost of shares redeemed	(868,081)	(4,335,016)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	257,201	(921,871)
Change in net assets	1,018,863	(2,012,168)
Net Assets:
Beginning of period	11,487,564	13,499,732
End of period (including undistributed net investment income of $218,758 and $0, respectively)	$12,506,427	$11,487,564
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve a total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records its daily proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The detail of the total fund expense waivers and reimbursements of $110,467 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2016, an unaffiliated third-party waived $9,597 of portfolio accounting fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $207,651 and $246,387, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
At May 31, 2016, the Fund had no outstanding futures contracts.
Option Contracts
The Fund buys or sells put and call options to increase return and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/ purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments. The average market value of purchased options held by the Fund throughout the period was $2,079. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Total investments in securities at value-options	$3,202		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$62,138	Unrealized depreciation on foreign exchange contracts	$40,626
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$65,340		$40,626
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Purchased Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$(24,419)	$117,912	$93,493

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Purchased Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$(706)	$(3,774)	$(4,480)
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2016, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Foreign Exchange Contracts	$62,138	$(40,626)	$—	$21,512
TOTAL	$62,138	$(40,626)	$—	$21,512

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Foreign Exchange Contracts	$40,626	$(40,626)	$—	$—
TOTAL	$40,626	$(40,626)	$—	$—
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2016	Year Ended 11/30/2015
Shares sold	79,308	243,482
Shares issued to shareholders in payment of distributions declared	—	317
Shares redeemed	(61,184)	(309,617)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	18,124	(65,818)
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $11,502,997. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investment in securities; and (b) foreign currency commitments was $936,433. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,140,501 and net unrealized depreciation from investments for those securities having an excess of cost over value of $204,068.
At November 30, 2015, the Fund had a capital loss carryforward of $440,878 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$440,878	$—	$440,878
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended May 31, 2016, the Adviser reimbursed $100,870 of other expenses.
The Fund's proportionate share of expenses from EMCORE as reported in the Fund's Statement of Operations are treated as Acquired Fund Fees and Expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. Fees paid to FAS by the Fund were reimbursed by the Adviser.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended May 31, 2016, were as follows:
Emerging Markets Fixed Income Core Fund
Balance of Shares Held 11/30/2015	191,298
Purchases/Additions	6,397
Sales/Reductions	(6,474)
Balance of Shares Held 5/31/2016	191,221
Value	$6,870,133
Allocated Investment Income	$194,672
Additionally, as reflected in Note 2 under Investment Income, Gains and Losses, Expenses and Distributions, the Fund invests in EMCORE, a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is managed by Federated Investment Counseling, an affiliate of the Adviser. Core Trust II is a limited partnership registered under the Act, available only to registered investment companies and other institutional investors. The primary investment objective of EMCORE is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. It pursues these objectives by investing primarily in a portfolio of emerging market fixed-income securities. Effective as of June 17, 2016, EMCORE converted to Emerging Markets Core Fund (“EMCF”), switching from a partnership structure to a regulated investment company structure. EMCF will be managed by the same investment personnel as EMCORE. Federated Investors, Inc. receives no advisory or administrative fees from Core Trust II. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the Edgar Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$1,572,674
Sales	$1,233,279
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. subsequent event
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,066.10	$0.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.20
1	Expenses are equal to the Fund's annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). Federated Investment Management Company, the Adviser, has contractually agreed to reimburse all operating expenses excluding extraordinary expenses and expenses allocated from affiliated partnerships, incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated International Bond Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts, and may also be offered to other Federated funds.
In addition, Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the five-year period, and underperformed its benchmark index for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated International Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P308
40809 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2016
Ticker	FMVPX

Federated Managed Volatility Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Fixed-Income Securities	32.3%
International Fixed-Income Securities	27.2%
Foreign Governments/Agencies	12.7%
U.S. Treasury	0.4%
Derivative Contracts[2]	0.2%
Other Security Type[3]	0.3%
Cash Equivalents[4]	26.6%
Other Assets and Liabilities—Net[5]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security Type consists of purchased call options.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
May 31, 2016 (unaudited)
Shares or Contracts		Value
	PURCHASED CALL OPTION—0.3%
5	SPDR S&P 500 ETF Trust Strike Price $200.00, Expiration Date 6/17/2016 (IDENTIFIED COST $3,859)	$5,117
	INVESTMENT COMPANIES—100.1%[1]
20,449	Emerging Markets Fixed Income Core Fund	734,694
493,167	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[2]	493,167
119,406	High Yield Bond Portfolio	727,184
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,935,270)	1,955,045
	TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $1,939,129)[3]	1,960,162
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(7,041)
	TOTAL NET ASSETS—100%	$1,953,121
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
5S&P 500 E-Mini Index Long Futures	5	$523,725	June 2016	$1,834
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,938,276.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2016, all investments of the Fund excluding Emerging Markets Fixed Income Core Fund and High Yield Bond Portfolio utilized Level 1 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Companies valued at $1,461,878 are measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in these Investment Companies is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$8.80	$10.00
Income From Investment Operations:
Net investment income	0.21	0.51
Net realized and unrealized loss on investments and futures contracts	(0.36)	(1.23)
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	(0.72)
Less Distributions:
Distributions from net investment income	(0.21)	(0.48)
Net Asset Value, End of Period	$8.44	$8.80
Total Return[2]	(1.63)%	(7.58)%
Ratios to Average Net Assets:
Net expenses[3]	0.02%[4,5]	0.00%[5]
Net investment income	4.80%[5]	5.40%[5]
Expense waiver/reimbursement[6]	13.36%[5]	13.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,953	$1,975
Portfolio turnover	2%	74%
1	Reflects operations for the period from December 16, 2014 (date of initial investment) to November 30, 2015.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Co-Advisers have contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Acquired Fund Fees and Expenses, including expenses allocated from affiliated partnerships, are not direct obligations of the Fund and are not contractual reimbursements.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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3

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $1,955,045 of investment in affiliated holdings (Note 5) (identified cost $1,939,129)		$1,960,162
Cash		21,341
Restricted cash (Note 2)		21,000
Income receivable		187
Prepaid expenses		784
TOTAL ASSETS		2,003,474
Liabilities:
Payable for daily variation margin on futures contracts	$600
Payable to adviser (Note 5)	1,560
Payable for administrative fee	10,717
Payable for Directors'/Trustees' fees (Note 5)	121
Payable for auditing fees	15,151
Payable for portfolio accounting fees	14,415
Payable for share registration costs	7,789
TOTAL LIABILITIES		50,353
Net assets for 231,449 shares outstanding		$1,953,121
Net Assets Consist of:
Paid-in capital		$2,283,438
Net unrealized appreciation of investments and futures contracts		22,867
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(350,148)
Distributions in excess of net investment income		(3,036)
TOTAL NET ASSETS		$1,953,121
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($1,953,121 ÷ 231,449 shares outstanding), no par value, unlimited shares authorized		$8.44
See Notes which are an integral part of the Financial Statements
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4

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $24,707 received from affiliated holdings (Note 5))		$25,583
Investment income allocated from affiliated partnership (Notes 2 and 5)		20,847
TOTAL INCOME		46,430
Expenses:
Administrative fee (Note 5)	$63,254
Custodian fees	2,988
Transfer agent fee	990
Directors'/Trustees' fees (Note 5)	592
Auditing fees	15,151
Legal fees	5,173
Portfolio accounting fees	21,473
Share registration costs	9,024
Printing and postage	7,958
Miscellaneous (Note 5)	2,220
EXPENSES BEFORE ALLOCATION	128,823
Expenses allocated from affiliated partnership (Notes 2 and 5)	238
TOTAL EXPENSES	129,061
Reimbursement of other operating expenses (Note 5)	(128,900)
Net expenses		161
Net investment income		46,269
Realized and Unrealized Loss on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments		(22,642)
Net realized loss on futures contracts		(65,421)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)		(15,011)
Net change in unrealized depreciation of investments		37,719
Net change in unrealized appreciation of futures contracts		(13,314)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions		(78,669)
Change in net assets resulting from operations		$(32,400)
See Notes which are an integral part of the Financial Statements
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5

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Period Ended 11/30/2015[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,269	$106,682
Net realized loss on investments, futures contracts and foreign currency transactions	(103,074)	(252,979)
Net change in unrealized appreciation/depreciation of investments and future contracts	24,405	(1,538)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(32,400)	(147,835)
Distributions to Shareholders:
Distributions from net investment income	(49,084)	(100,998)
Share Transactions:
Proceeds from sale of shares	59,639	2,406,520
Cost of shares redeemed	—	(182,721)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	59,639	2,223,799
Change in net assets	(21,845)	1,974,966
Net Assets:
Beginning of period	1,974,966	—
End of period (including distributions in excess of net investment income of $(3,036) and $(221), respectively)	$1,953,121	$1,974,966
1	Reflects operations for the period from December 16, 2014 (date of initial investment) to November 30, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) are each registered as a “commodity pool operator” with respect to operation of the Fund. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Managed Volatility Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is total return while seeking to provide volatility management.
The Fund commenced operations on December 16, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
7

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax year 2015 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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8

Futures Contracts
The Fund purchases and sells financial futures contracts to manage market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $281,529 and $284,650, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Option Contracts
The Fund buys or sells put and call options to increase yield and income and to manage currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased call options held by the Fund throughout the period was $7,055. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report
9

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin on futures contracts	$(1,834)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts	Total
Equity contracts	$(65,421)	$(12,602)	$(78,023)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts	Total
Equity contracts	$(13,314)	$(5,342)	$(18,656)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2016	Period Ended 11/30/2015[1]
Share sold	6,933	243,098
Shares redeemed	—	(18,582)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,933	224,516
1	Reflects operations for the period from December 16, 2014 (date of initial investment) to November 30, 2015.
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $1,938,276. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $21,886. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,221 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,335.
At November 30, 2015, the Fund had a capital loss carryforward of $184,885 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$97,355	$87,530	$184,885
As of the period ended November 30, 2015, for federal income tax purposes, the Fund has $6,601 in straddle loss deferrals.
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10

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Co-Advisers provide investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Co-Advisers have contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended May 31, 2016, the Co-Advisers reimbursed $128,900 of other operating expenses. The Fund's proportionate share of expenses from EMCORE as reported in the Fund's Statement of Operations are treated as Acquired Fund Fees and Expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.50. For the six months ended May 31, 2016, the annualized fee paid to FAS was 6.557% of average daily net assets of the Fund. For the six months ended May 31, 2016, the Fund's Co-Advisers reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. Transactions involving the affiliated holdings during the six months ended May 31, 2016, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	20,449	555,002	115,387	690,838
Purchases/Additions	—	327,263	4,019	331,282
Sales/Reductions	—	(389,098)	—	(389,098)
Balance of Shares Held 5/31/2016	20,449	493,167	119,406	690,838
Value	$734,694	$493,167	$727,184	$1,955,045
Dividend Income/Allocated Investment Income	$20,847	$999	$23,708	$45,554
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(15,011)	$—	$—	$(15,011)
Affiliated Shares of Beneficial Interest
As of May 31, 2016, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Co-Advisers.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$23,605
Sales	$57,979
Semi-Annual Shareholder Report
11

7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. SUBSEQUENT EVENT
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$983.70	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.90	$0.10
1	Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2016
Federated Managed Volatility Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract, under which Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania will serve as co-advisers to the Fund (“Co-Advisers”), for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investments accounts, and may also be offered to other Federated funds.
In addition, the Co-Advisers do not charge an investment advisory fee for their services although the Co-Advisers or their affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Co-Advisers do not charge an investment advisory fee for their services; however, the Board did consider compensation and benefits received by the Co-Advisers, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Co- Advisers from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments
Semi-Annual Shareholder Report
14

on the reasons for performance; the Fund's investment objectives; the Fund's expenses; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the investment advisory contract.
The Board was informed by the Co-Advisers that, for the period covered by the Senior Officer's Evaluation, the Fund underperformed its benchmark index for the one-year period. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Because the Co-Advisers do not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be particularly relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds.
Because the Co-Advisers do not charge an investment advisory fee for their services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Funds investment advisory contract.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Volatility Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P506
Q452336 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016